Financial Risk Management Objectives and Policies - Narrative (Details)	Dec. 31, 2023	Dec. 31, 2022
Customer Risk | Ten Largest Customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Customer concentration risk (as a percent)	79.00%	74.00%